Derivative Instruments and Hedging Activities - Summary of Cross Currency Swap Agreements (Details) kr in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 NOK (kr)
Derivative [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ 257
Cross-Currency Interest Rate Contract
Derivative [Line Items]
Derivative, Basis Spread on Variable Rate	4.90%	4.90%
Derivative, Fixed Interest Rate	6.37%	6.37%
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ (15,853)
Derivative, Average Remaining Maturity	10 months 24 days
Derivative, Notional Amount	$ 117,000	kr 1,000,000